Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current Assets:
Cash and cash equivalents	¥ 112,012	¥ 471,648
Accounts receivable, net	21,412	84,424
Related party receivable		9,304
Deferred offering costs	131,035	67,470
Prepaid expenses and other current assets	13,041	76,538
Total Current Assets	277,500	709,384
Non-current Assets:
Restricted cash	19,470	19,470
Property and equipment, net	6,946	1,929
Operating lease right-of-use assets, net	880	6,778
Intangible assets, net	7,104	1,962
Investments - Non-current	134	134
Other assets	1,938	3,888
Total Assets	313,972	743,545
Current Liabilities:
Trade accounts payable	113,962	368,883
Other payable	58,150	64,765
Accrued expenses	1,614	936
Deferred revenue - Current	351,937	130,824
Current portion of operating lease liabilities	402	6,523
Total Current Liabilities	526,065	571,931
Non-current Liabilities:
Non-current operating lease liabilities	479	255
Deferred revenue - Non-current	412,996	268,589
Other liabilities	25,817	19,470
Total Liabilities	965,357	860,245
SHAREHOLDERS’ DEFICIT:
Ordinary share, JPY1.7 par value - 168,000,000 shares authorized as of March 31, 2025 and 2024; 42,210,000 shares issued and outstanding as of March 31, 2025 and 2024	70,350	70,350
Additional paid-in capital	1,060,750	1,060,750
Accumulated deficit	(1,782,485)	(1,247,800)
Total Shareholders’ Deficit	(651,385)	(116,700)
Total Liabilities & Shareholders’ Deficit	¥ 313,972	¥ 743,545